Summary of Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net Loss Per Share For Each Class of Ordinary Shares (Parentheticals) - $ / shares	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Class A Ordinary Shares [Member]
Schedule of Basic and Diluted Net Loss Per Share For Each Class of Ordinary Shares [Line Items]
Diluted weighted average ordinary shares outstanding	81,520	14,940,427
Diluted net (loss) income per ordinary share	$ (0.04)	$ 0.06
Class B Ordinary Shares [Member]
Schedule of Basic and Diluted Net Loss Per Share For Each Class of Ordinary Shares [Line Items]
Diluted weighted average ordinary shares outstanding	6,325,000	6,325,000
Diluted net (loss) income per ordinary share	$ (0.04)	$ 0.06